Retirement Benefits - Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 2.0	$ 52.7
Accumulated benefit obligation	1.9	46.5
Fair value of plan assets	$ 1.8	$ 40.1